Equity (Details) - Schedule of Share Capital (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Authorized, par value	₪ 1	₪ 1
Issued, par value	1	1
Outstanding, par value	₪ 1	₪ 1